UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001

                    Oppenheimer Main Street Opportunity Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
COMMON STOCKS--99.2%
CONSUMER DISCRETIONARY--10.2%
AUTO COMPONENTS--0.6%
American Axle & Manufacturing Holdings, Inc.                                     95,700   $      343,563
ArvinMeritor, Inc.                                                               78,700          465,904
ATC Technology Corp.(1)                                                          23,200          508,776
Autoliv, Inc.                                                                    75,000        1,602,000
BorgWarner, Inc.                                                                 87,000        1,954,890
Cooper Tire & Rubber Co.                                                         83,900          640,157
Drew Industries, Inc.(1)                                                         22,766          275,469
Exide Technologies(1)                                                            66,200          314,450
Gentex Corp.                                                                     65,900          631,981
Goodyear Tire & Rubber Co. (The)(1)                                              88,300          787,636
Hayes Lemmerz International, Inc.(1)                                              9,600           12,768
Lear Corp.(1)                                                                   127,730          256,737
Modine Manufacturing Co.                                                         16,400          121,360
Stoneridge, Inc.(1)                                                              40,400          229,876
Superior Industries International, Inc.                                          12,900          184,470
Tenneco, Inc.(1)                                                                122,208          600,041
TRW Automotive Holdings Corp.(1)                                                151,200          955,584
Visteon Corp.(1)                                                                 24,300           16,767
WABCO Holdings, Inc.                                                             58,000        1,065,460
                                                                                          --------------
                                                                                              10,967,889
AUTOMOBILES--0.1%
Thor Industries, Inc.                                                            66,400        1,188,560
Winnebago Industries, Inc.(2)                                                    18,783          111,571
                                                                                          --------------
                                                                                               1,300,131
DISTRIBUTORS--0.1%
Genuine Parts Co.                                                                26,800        1,054,580
LKQ Corp.(1)                                                                     48,300          552,552
                                                                                          --------------
                                                                                               1,607,132
DIVERSIFIED CONSUMER SERVICES--0.1%
Career Education Corp.(1)                                                        46,512          735,355
Corinthian Colleges, Inc.(1)                                                     11,700          167,076
Pre-Paid Legal Services, Inc.(1)                                                  4,800          189,504
Regis Corp.                                                                      29,300          362,441
Service Corp. International                                                      63,600          438,840
Steiner Leisure Ltd.(1)                                                           8,100          209,790
Stewart Enterprises, Inc.(2)                                                     83,000          429,110
thinkorswim Group, Inc.(1)                                                       17,710          141,680
Universal Technical Institute, Inc.(1)                                           11,400          188,100
                                                                                          --------------
                                                                                               2,861,896
HOTELS, RESTAURANTS & LEISURE--0.7%
Ameristar Casinos, Inc.                                                          16,900          155,649
BJ's Restaurants, Inc.(1)                                                         3,600           32,004
Bob Evans Farms, Inc.                                                            36,300          757,944


                  1 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Boyd Gaming Corp.                                                                82,000   $      557,600
Brinker International, Inc.                                                      51,100          475,230
California Pizza Kitchen, Inc.(1)                                                30,400          297,008
Carnival Corp.(2)                                                                26,200          665,480
CBRL Group, Inc.                                                                 40,037          797,537
CEC Entertainment, Inc.(1)                                                       59,788        1,535,356
Chipotle Mexican Grill, Inc., Cl. B(1)                                              905           38,707
Churchill Downs, Inc.                                                             1,400           53,172
CKE Restaurants, Inc.                                                            61,900          525,531
Denny's Corp.(1)                                                                122,500          219,275
DineEquity, Inc.(2)                                                              10,000          180,300
Dover Downs Gaming & Entertainment, Inc.                                          2,400           12,288
International Speedway Corp., Cl. A                                              28,600          897,754
Interval Leisure Group, Inc.(1)                                                  37,800          274,428
Isle of Capri Casinos, Inc.(1, 2)                                                17,300           88,057
Jack in the Box, Inc.(1)                                                         82,000        1,648,200
Krispy Kreme Doughnuts, Inc.(1, 2)                                               23,600           65,136
Marcus Corp. (The)                                                               11,900          166,957
McDonald's Corp.                                                                  2,600          150,618
O'Charley's, Inc.                                                                 3,300           24,750
Panera Bread Co., Cl. A(1)                                                        5,900          266,208
Peet's Coffee & Tea, Inc.(1)                                                      4,000           89,840
Pinnacle Entertainment, Inc.(1)                                                  23,900          133,840
Red Robin Gourmet Burgers, Inc.(1)                                                3,200           48,608
Ruby Tuesday, Inc.(1)                                                            54,200          130,622
Speedway Motorsports, Inc.                                                       30,200          481,690
Steak n Shake Co. (The)(1)                                                       22,300          114,845
Town Sports International Holdings, Inc.(1)                                       8,900           22,161
Vail Resorts, Inc.(1, 2)                                                         14,100          468,966
WMS Industries, Inc.(1)                                                          36,900          922,500
Wyndham Worldwide Corp.                                                         195,400        1,600,326
                                                                                          --------------
                                                                                              13,898,587
HOUSEHOLD DURABLES--0.8%
American Greetings Corp., Cl. A                                                 105,970        1,237,730
Beazer Homes USA, Inc.(1)                                                        56,030          177,615
Blyth, Inc.                                                                      59,600          512,560
Brookfield Homes Corp.                                                            1,600           14,656
Centex Corp.                                                                     85,600        1,048,600
Champion Enterprises, Inc.(1)                                                    37,600           70,312
CSS Industries, Inc.                                                              9,800          217,560
Ethan Allen Interiors, Inc.                                                      24,600          440,094
Furniture Brands International, Inc.(2)                                          69,087          393,105
Harman International Industries, Inc.                                            32,700          600,699
Helen of Troy Ltd.(1)                                                            51,000          917,490
Hovnanian Enterprises, Inc., Cl. A(1, 2)                                        119,400          512,226


                  2 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
HOUSEHOLD DURABLES CONTINUED
KB Home                                                                          13,776   $      229,921
La-Z-Boy, Inc.(2)                                                                88,100          509,218
Lennar Corp., Cl. A(2)                                                           75,500          584,370
M/I Homes, Inc.(2)                                                               24,000          326,640
Meritage Homes Corp.(1)                                                          13,200          181,236
National Presto Industries, Inc.                                                  7,500          496,875
NVR, Inc.(1)                                                                      1,010          495,112
Palm Harbor Homes, Inc.(1)                                                        4,478           38,511
Pulte Homes, Inc.                                                                69,977          779,544
Ryland Group, Inc. (The)(2)                                                      43,600          819,244
Sealy Corp.                                                                      48,100          155,363
Snap-On, Inc.                                                                    64,039        2,366,241
Stanley Works (The)                                                              41,100        1,345,614
Tempur-Pedic International, Inc.(2)                                              63,200          493,592
                                                                                          --------------
                                                                                              14,964,128
INTERNET & CATALOG RETAIL--0.4%
1-800-FLOWERS.com, Inc.(1)                                                       45,600          243,960
Blue Nile, Inc.(1, 2)                                                             9,500          290,510
Expedia, Inc.(1)                                                                 90,200          857,802
HSN, Inc.(1, 2)                                                                  37,800          232,470
Liberty Media Corp.-Interactive, Series A(1)                                    220,500        1,076,040
NetFlix.com, Inc.(1, 2)                                                          77,000        1,906,520
NutriSystem, Inc.(2)                                                             22,650          320,498
Orbitz Worldwide, Inc.(1)                                                        18,300           61,671
Overstock.com, Inc.(1)                                                           14,042          174,261
PetMed Express, Inc.(1)                                                          32,400          572,184
Priceline.com, Inc.(1, 2)                                                        33,900        1,784,157
Shutterfly, Inc.(1)                                                               4,600           35,098
Stamps.com, Inc.(1)                                                              40,100          391,376
Ticketmaster Entertainment, Inc.(1)                                              37,800          365,904
                                                                                          --------------
                                                                                               8,312,451
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                                                 149,600          519,112
Callaway Golf Co.                                                               114,100        1,193,486
JAKKS Pacific, Inc.(1)                                                           43,800          979,806
Leapfrog Enterprises, Inc.(1, 2)                                                 81,700          551,475
Polaris Industries, Inc.(2)                                                      15,050          506,734
Pool Corp.                                                                        7,800          135,798
RC2 Corp.(1)                                                                     11,000          139,700
Steinway Musical Instruments, Inc.(1)                                            10,152          225,984
                                                                                          --------------
                                                                                               4,252,095
MEDIA--2.9%
Ascent Media Corp., Cl. A(1)                                                      2,500           63,225
Belo Corp., Cl. A                                                               117,800          250,914


                  3 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
MEDIA CONTINUED
Cablevision Systems Corp. New York Group, Cl. A                                  37,200   $      659,556
CBS Corp., Cl. B                                                                896,800        8,707,928
Charter Communications, Inc., Cl. A(1)                                           77,600           34,144
Clear Channel Outdoor Holdings, Inc., Cl. A(1)                                    7,800           48,672
Cox Radio, Inc., Cl. A(1, 2)                                                     44,400          241,980
DirecTV Group, Inc. (The)(1)                                                    201,600        4,413,024
Dish Network Corp., Cl. A(1)                                                     64,200        1,010,508
DreamWorks Animation SKG, Inc., Cl. A(1)                                        110,500        3,105,050
Entercom Communications Corp.                                                    19,800           13,266
Entravision Communications Corp.(1)                                              17,000           32,130
EW Scripps Co. (The), Cl. A(2)                                                   72,500          337,125
Fisher Communications, Inc.                                                         716           26,420
Gannett Co., Inc.(2)                                                             99,500        1,094,500
Global Sources Ltd.(1, 2)                                                        27,100          214,090
Harte-Hanks, Inc.                                                                48,900          343,278
Journal Communications, Inc.                                                     16,300           40,750
Knology, Inc.(1)                                                                 10,100           48,884
Lamar Advertising Co., Cl. A(1)                                                  13,600          206,312
Liberty Media Corp.-Entertainment, Series A(1)                                   50,800          817,880
Liberty Media Holding Corp.-Capital, Series A(1)                                  3,800           25,878
Lin TV Corp., Cl. A(1)                                                           21,709           37,122
McClatchy Co., Cl. A(2)                                                          33,400          102,538
McGraw-Hill Cos., Inc. (The)                                                     83,500        2,241,140
Media General, Inc., Cl. A(2)                                                    14,000          106,820
Mediacom Communications Corp.(1)                                                 64,100          284,604
Meredith Corp.(2)                                                                73,600        1,425,632
National CineMedia, Inc.                                                         10,900           88,290
News Corp., Inc., Cl. A                                                         563,000        5,990,320
Scholastic Corp.                                                                 37,700          700,089
Time Warner, Inc.                                                             1,675,300       16,903,777
Viacom, Inc., Cl. B(1)                                                           39,400          796,668
Walt Disney Co. (The)                                                           222,800        5,770,520
Warner Music Group Corp.                                                         46,200          191,268
                                                                                           -------------
                                                                                              56,374,302
MULTILINE RETAIL--0.6%
Big Lots, Inc.(1)                                                               171,100        4,179,973
Dillard's, Inc., Cl. A(2)                                                       162,500          866,125
Dollar Tree, Inc.(1)                                                             64,800        2,463,696
Fred's, Inc.                                                                    112,700        1,380,575
Kohl's Corp.(1)                                                                  18,600          653,418
Macy's, Inc.                                                                    123,099        1,512,887
Nordstrom, Inc.                                                                  34,000          615,060
Retail Ventures, Inc.(1)                                                          1,700            3,502
                                                                                           -------------
                                                                                              11,675,236


                  4 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
SPECIALTY RETAIL--3.0%
Abercrombie & Fitch Co., Cl. A                                                   31,540   $      913,398
Aeropostale, Inc.(1, 2)                                                          64,800        1,568,808
America's Car-Mart, Inc.(1, 2)                                                   13,000          212,290
American Eagle Outfitters, Inc.                                                 182,000        2,023,840
AnnTaylor Stores Corp.(1)                                                       121,500        1,527,255
Asbury Automotive Group, Inc.(2)                                                 38,800          126,100
AutoNation, Inc.(1, 2)                                                          271,900        1,867,953
Barnes & Noble, Inc.(2)                                                          34,566          652,606
bebe stores, inc.                                                                83,000          735,380
Best Buy Co., Inc.(2)                                                           322,250        8,639,523
Big 5 Sporting Goods Corp.                                                        2,092           13,138
Blockbuster, Inc., Cl. A(1)                                                     135,700          206,264
Borders Group, Inc.                                                              46,074          156,191
Brown Shoe Co., Inc.                                                             94,500          996,030
Cato Corp., Cl. A                                                                32,700          507,504
Charlotte Russe Holding, Inc.(1)                                                 27,621          233,397
Charming Shoppes, Inc.(1)                                                        63,087           69,396
Children's Place Retail Stores, Inc.(1)                                          52,401        1,751,765
Christopher & Banks Corp.                                                        22,975          119,930
Citi Trends, Inc.(1)                                                             32,221          539,057
Coldwater Creek, Inc.(1)                                                         45,600          163,704
Conn's, Inc.(1, 2)                                                               11,016          149,267
Dress Barn, Inc. (The)(1, 2)                                                    109,700        1,048,732
Finish Line, Inc. (The), Cl. A                                                  138,745        1,327,790
Foot Locker, Inc.                                                               101,400        1,482,468
Gap, Inc. (The)(2)                                                              533,180        6,899,349
Genesco, Inc.(1)                                                                 43,728        1,084,892
Gymboree Corp.(1)                                                                11,300          292,218
Haverty Furniture Cos., Inc.                                                     39,516          388,837
Hibbett Sports, Inc.(1, 2)                                                       32,200          573,482
Home Depot, Inc. (The)                                                           46,700        1,101,653
Hot Topic, Inc.(1)                                                               79,066          512,348
Jo-Ann Stores, Inc.(1)                                                           71,338        1,366,836
Limited Brands, Inc.                                                            229,400        2,748,212
Lowe's Cos., Inc.                                                                31,500          683,550
Lumber Liquidators, Inc.(1, 2)                                                   12,774          106,407
Men's Wearhouse, Inc. (The)                                                      51,600          788,964
Monro Muffler Brake, Inc.                                                         5,700          122,721
New York & Co., Inc.(1)                                                          68,100          192,042
Office Depot, Inc.(1)                                                           261,300          940,680
OfficeMax, Inc.                                                                  96,284          775,086
Pacific Sunwear of California, Inc.(1)                                           96,400          329,688
Penske Automotive Group, Inc.(2)                                                 75,400          617,526
Pep Boys-Manny, Moe & Jack(2)                                                    44,426          214,133
RadioShack Corp.                                                                156,330        1,979,138


                  5 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
SPECIALTY RETAIL CONTINUED
Rent-A-Center, Inc.(1)                                                           71,800   $    1,048,280
Ross Stores, Inc.                                                                48,100        1,572,389
Sally Beauty Holdings, Inc.(1, 2)                                               138,488          703,519
Sonic Automotive, Inc.                                                           31,468          161,431
Stage Stores, Inc.                                                               28,100          216,651
Systemax, Inc.                                                                   24,200          342,672
Talbots, Inc. (The)(2)                                                           53,100          520,911
TJX Cos., Inc. (The)                                                             21,711          580,986
Tractor Supply Co.(1)                                                            50,400        2,094,624
Tween Brands, Inc.(1)                                                            39,510          336,625
Urban Outfitters, Inc.(1)                                                        21,960          477,410
Wet Seal, Inc., Cl. A(1)                                                        123,700          363,678
Williams-Sonoma, Inc.                                                           133,400        1,104,552
Zale Corp.(1, 2)                                                                 60,000        1,023,600
                                                                                          --------------
                                                                                              59,296,876
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Carter's, Inc.(1)                                                                33,100          703,044
Coach, Inc.(1)                                                                   29,500          607,700
Crocs, Inc.(1, 2)                                                                48,000          120,480
FGX International Holdings Ltd.(1)                                                3,916           43,076
Fossil, Inc.(1)                                                                  29,800          540,870
Hanesbrands, Inc.(1)                                                              5,400           94,338
Jones Apparel Group, Inc.                                                       101,606        1,128,843
Kenneth Cole Productions, Inc., Cl. A                                             8,100          107,568
Liz Claiborne, Inc.                                                             197,570        1,610,196
Maidenform Brands, Inc.(1)                                                       12,800          140,544
Movado Group, Inc.                                                                7,540          114,683
Oxford Industries, Inc.                                                          15,030          202,454
Perry Ellis International, Inc.(1)                                               36,500          357,335
Phillips/Van Heusen Corp.                                                        26,000          637,260
Polo Ralph Lauren Corp., Cl. A                                                   20,200          952,834
Quicksilver, Inc.(1)                                                            141,400          366,226
Skechers USA, Inc., Cl. A(1)                                                     23,400          317,772
Steven Madden Ltd.(1)                                                            30,107          655,730
Timberland Co., Cl. A(1)                                                         41,800          505,780
True Religion Apparel, Inc.(1)                                                   26,500          443,875
Unifi, Inc.(1)                                                                   26,500          127,200
UniFirst Corp.                                                                    9,100          296,933
Warnaco Group, Inc. (The)(1)                                                     55,700        1,660,417
Wolverine World Wide, Inc.                                                       60,380        1,418,930
                                                                                          --------------
                                                                                              13,154,088
CONSUMER STAPLES--4.4%
BEVERAGES--0.5%
Coca-Cola Bottling Co. Consolidated                                                 700           30,926
Coca-Cola Co. (The)                                                             116,200        5,119,772


                  6 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
BEVERAGES CONTINUED
PepsiCo, Inc.                                                                    63,300   $    3,608,733
                                                                                          --------------
                                                                                               8,759,431
FOOD & STAPLES RETAILING--1.8%
Casey's General Stores, Inc.                                                     28,800          869,760
CVS Caremark Corp.                                                               81,600        2,501,040
Kroger Co. (The)                                                                292,700        8,037,542
Nash Finch Co.                                                                   22,400          883,232
Pantry, Inc. (The)(1)                                                            40,322          887,890
Safeway, Inc.                                                                   485,400       10,324,458
Spartan Stores, Inc.                                                             23,800          642,362
SUPERVALU, Inc.                                                                  34,600          492,704
Wal-Mart Stores, Inc.                                                           193,700       10,810,397
Winn-Dixie Stores, Inc.(1)                                                          622            9,342
                                                                                          --------------
                                                                                              35,458,727
FOOD PRODUCTS--0.1%
Del Monte Foods Co.                                                              95,200          600,712
Diamond Foods, Inc.                                                              24,000          701,520
Fresh Del Monte Produce, Inc.(1)                                                 21,100          445,421
J&J Snack Foods Corp.                                                             2,600           81,536
Omega Protein Corp.(1)                                                           37,800          278,964
Pilgrim's Pride Corp.(2)                                                         23,400           25,506
                                                                                          --------------
                                                                                               2,133,659
HOUSEHOLD PRODUCTS--1.1%
Central Garden & Pet Co., Cl. A(1)                                               19,646           62,474
Procter & Gamble Co. (The)                                                      311,967       20,134,350
WD-40 Co.                                                                         8,200          238,620
                                                                                          --------------
                                                                                              20,435,444
PERSONAL PRODUCTS--0.2%
Chattem, Inc.(1, 2)                                                               7,300          552,391
Elizabeth Arden, Inc.(1)                                                         17,600          304,304
Herbalife Ltd.                                                                   29,600          723,128
Inter Parfums, Inc.                                                              21,240          247,658
NBTY, Inc.(1)                                                                    67,100        1,568,127
Nu Skin Asia Pacific, Inc., Cl. A                                                32,300          416,347
Prestige Brands Holdings, Inc.(1)                                                60,700          419,437
Revlon, Inc., Cl. A(1)                                                            1,600           19,024
                                                                                          --------------
                                                                                               4,250,416
TOBACCO--0.7%
Philip Morris International, Inc.                                               276,500       12,019,455
Universal Corp.                                                                  48,300        1,912,197
                                                                                          --------------
                                                                                              13,931,652
ENERGY--18.5%
ENERGY EQUIPMENT & SERVICES--2.9%
Allis-Chalmers Energy, Inc.(1)                                                   17,206          116,313
Baker Hughes, Inc.                                                               67,800        2,369,610
Basic Energy Services, Inc.(1)                                                   27,400          374,832


                  7 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
ENERGY EQUIPMENT & SERVICES CONTINUED
BJ Services Co.                                                                  89,000   $    1,143,650
Bristow Group, Inc.(1, 2)                                                         3,800           94,126
Bronco Drilling Co., Inc.(1)                                                      1,300           10,036
Complete Production Services, Inc.(1)                                            54,100          670,299
Dawson Geophysical Co.(1)                                                         4,500          110,385
Diamond Offshore Drilling, Inc.(2)                                                8,900          790,320
Dresser-Rand Group, Inc.(1)                                                      90,700        2,031,680
ENGlobal Corp.(1)                                                                41,800          183,502
ENSCO International, Inc.                                                        33,200        1,261,932
Grey Wolf, Inc.(1)                                                              190,800        1,224,936
Gulf Island Fabrication, Inc.                                                    26,600          524,286
Gulfmark Offshore, Inc.(1)                                                       14,300          529,100
Halliburton Co.                                                                 160,200        3,170,358
Helmerich & Payne, Inc.                                                          34,000        1,166,540
Key Energy Services, Inc.(1)                                                    117,200          726,640
Lufkin Industries, Inc.                                                          10,418          545,070
Matrix Service Co.(1)                                                             8,800          107,800
Nabors Industries Ltd.(1)                                                        71,500        1,028,170
National Oilwell Varco, Inc.(1)                                                  60,900        1,820,301
Natural Gas Services Group(1)                                                    18,100          239,825
Newpark Resources, Inc.(1)                                                       85,300          490,475
Noble Corp.                                                                     344,000       11,080,240
North American Energy Partners, Inc.(1)                                          26,400          107,184
Oil States International, Inc.(1)                                                88,600        2,049,318
Parker Drilling Co.(1)                                                          125,500          642,560
Patterson-UTI Energy, Inc.                                                      128,300        1,702,541
Pioneer Drilling Co.(1)                                                          35,700          276,318
Pride International, Inc.(1)                                                     58,500        1,099,215
Schlumberger Ltd.                                                               104,200        5,381,930
Seacor Holdings, Inc.(1)                                                         26,600        1,786,722
Superior Energy Services, Inc.(1)                                                37,800          805,896
Tetra Technologies, Inc.(1)                                                      19,600          136,416
Tidewater, Inc.                                                                  22,570          984,278
Transocean, Inc.(2)                                                              60,600        4,989,198
Union Drilling, Inc.(1)                                                          36,900          202,212
Unit Corp.(1)                                                                    46,200        1,734,348
Weatherford International Ltd.(1)                                               179,200        3,024,896
                                                                                          --------------
                                                                                              56,733,458

OIL, GAS & CONSUMABLE FUELS--15.6%
Abraxas Petroleum Corp.(1)                                                       39,600           87,120
Anadarko Petroleum Corp.                                                        350,800       12,383,240
Apache Corp.                                                                    217,900       17,939,707
Arlington Tankers Ltd.                                                           13,400          130,248
ATP Oil & Gas Corp.(1)                                                           53,600          645,344


                  8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Berry Petroleum Co., Cl. A                                                       61,700   $    1,437,610
Bill Barrett Corp.(1)                                                            21,200          432,480
BPZ Resources, Inc.(1, 2)                                                         4,400           43,560
Brigham Exploration Co.(1)                                                       51,900          406,896
Callon Petroleum Co.(1)                                                          37,000          381,840
Chesapeake Energy Corp.                                                          12,100          265,837
Chevron Corp.                                                                   608,071       45,362,097
Cimarex Energy Co.                                                               40,200        1,626,492
ConocoPhillips                                                                  519,123       27,004,778
CVR Energy, Inc.(1)                                                              54,200          215,174
Delek US Holdings, Inc.                                                          20,400          114,036
Delta Petroleum Corp.(1, 2)                                                      33,100          311,140
Denbury Resources, Inc.(1)                                                      141,600        1,799,736
Devon Energy Corp.                                                               56,470        4,566,164
Enbridge Energy Management LLC(1)                                                 2,347           88,216
Energy Partners Ltd.(1)                                                          62,647          270,635
Exxon Mobil Corp.                                                             1,090,750       80,846,390
Foundation Coal Holdings, Inc.                                                   93,616        1,943,468
Frontier Oil Corp.                                                               55,600          734,476
Frontline Ltd.(2)                                                                23,000          731,400
Gasco Energy, Inc.(1)                                                            53,400           42,720
GeoResources, Inc.(1)                                                            18,800          280,872
Hess Corp.                                                                      231,408       13,933,076
Holly Corp.                                                                      14,600          286,598
Knightsbridge Tankers Ltd.                                                       24,800          444,168
Marathon Oil Corp.                                                              504,800       14,689,680
Mariner Energy, Inc.(1)                                                         119,400        1,718,166
Massey Energy Co.                                                                59,900        1,383,091
Meridian Resource Corp. (The)(1)                                                 56,700           66,906
Murphy Oil Corp.                                                                129,600        6,562,944
Noble Energy, Inc.                                                              258,000       13,369,560
Occidental Petroleum Corp.                                                      438,100       24,332,074
Overseas Shipholding Group, Inc.                                                 39,400        1,480,652
Plains Exploration & Production Co.(1)                                           75,900        2,140,380
Rentech, Inc.(1)                                                                  3,900            2,886
Rosetta Resources, Inc.(1)                                                       68,300          720,565
Spectra Energy Corp.                                                             56,900        1,099,877
Stone Energy Corp.(1)                                                            71,895        2,181,294
Sunoco, Inc.                                                                     38,300        1,168,150
Swift Energy Co.(1)                                                              48,600        1,559,088
Teekay Tankers Ltd., Cl. A                                                       20,900          253,935
Tesoro Corp.                                                                     66,900          646,923
VAALCO Energy, Inc.(1)                                                           19,700          104,410
Valero Energy Corp.                                                             496,500       10,217,970
VeraSun Energy Corp.(1)                                                          97,646           46,870


                  9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
W&T Offshore, Inc.                                                               83,800   $    1,606,446
Western Refining, Inc.                                                           43,500          290,145
Westmoreland Coal Co.(1)                                                          1,900           18,715
XTO Energy, Inc.                                                                 71,750        2,579,413
                                                                                          --------------
                                                                                             302,995,658
FINANCIALS--10.5%
CAPITAL MARKETS--1.0%
BGC Partners, Inc., Cl. A                                                         3,400           13,906
BlackRock, Inc.                                                                  10,200        1,339,668
E*TRADE Financial Corp.(1, 2)                                                   248,800          452,816
Franklin Resources, Inc.                                                         35,700        2,427,600
GAMCO Investors, Inc., Cl. A                                                        500           19,035
Goldman Sachs Group, Inc. (The)                                                  36,570        3,382,725
Greenhill & Co., Inc.(2)                                                          8,100          534,357
Invesco Ltd.                                                                     17,000          253,470
KBW, Inc.(1, 2)                                                                  13,600          398,208
Knight Capital Group, Inc., Cl. A(1)                                             89,800        1,298,508
LaBranche & Co., Inc.(1)                                                        127,604          794,973
Legg Mason, Inc.                                                                 44,700          991,893
Penson Worldwide, Inc.(1)                                                        30,400          217,056
Piper Jaffray Cos., Inc.(1)                                                      17,000          670,650
Sanders Morris Harris Group, Inc.                                                 6,100           45,140
Stifel Financial Corp.(1)                                                        14,400          628,560
SWS Group, Inc.                                                                  74,976        1,391,555
T. Rowe Price Group, Inc.                                                        46,100        1,822,794
TD Ameritrade Holding Corp.(1)                                                  136,100        1,808,769
Thomas Weisel Partners Group, Inc.(1)                                             4,665           26,217
                                                                                          --------------
                                                                                              18,517,900
COMMERCIAL BANKS--1.9%
1st Source Corp.                                                                  1,600           34,336
Amcore Financial, Inc.                                                            4,346           20,209
BancFirst Corp.                                                                   2,700          136,080
Boston Private Financial Holdings, Inc.                                          41,900          370,396
Capitol Bancorp Ltd.                                                              2,300           23,552
Cascade Bancorp(2)                                                                6,454           61,571
Cathay Bancorp, Inc.(2)                                                          22,818          558,585
Central Pacific Financial Corp.                                                  46,900          731,640
Chemical Financial Corp.                                                         11,500          302,105
Citizens Republic Bancorp, Inc.                                                  26,700           78,765
City Bank Lynnwood, WA                                                            4,100           42,230
City Holding Co.                                                                 22,100          924,664
CoBiz Financial, Inc.(2)                                                          7,245           84,332
Colonial BancGroup, Inc. (The)                                                  191,800          778,708
Columbia Banking System, Inc.                                                     4,500           71,640
Community Bank System, Inc.                                                      30,400          758,480
Community Trust Bancorp, Inc.                                                     7,000          233,660
East West Bancorp, Inc.                                                          57,800        1,002,830


                 10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
COMMERCIAL BANKS CONTINUED
First Citizens BancShares, Inc., Cl. A                                              100   $       15,292
First Commonwealth Financial Corp.                                               22,300          246,638
First Community Bancshares, Inc.                                                  2,400           75,120
First Financial Bancorp                                                           4,200           56,490
First Horizon National Corp.                                                    237,198        2,825,028
First Merchants Corp.                                                             9,550          210,196
First Midwest Bancorp, Inc.                                                      34,200          759,582
FirstMerit Corp.                                                                 17,900          417,428
Frontier Financial Corp.(2)                                                      62,100          413,586
Greene Bankshares, Inc.                                                           3,706           73,194
Guaranty Bancorp(1)                                                               8,600           36,636
Hancock Holding Co.                                                               7,100          313,536
Hanmi Financial Corp.                                                            13,653           54,612
IBERIABANK Corp.                                                                  8,300          422,802
Independent Bank Corp.                                                            2,200           63,294
International Bancshares Corp.                                                   27,600          716,772
MainSource Financial Group, Inc.                                                 19,700          351,842
National Penn Bancshares, Inc.(2)                                                70,600        1,195,964
NBT Bancorp, Inc.                                                                25,700          716,516
Old National Bancorp(2)                                                          47,800          905,332
Old Second Bancorp, Inc.                                                            800           10,800
Oriental Financial Group, Inc.                                                   32,110          521,466
Pacific Capital Bancorp(2)                                                       89,600        1,759,744
PacWest Bancorp                                                                  15,421          385,371
Park National Corp.(2)                                                            7,600          552,900
Popular, Inc.(2)                                                                304,390        2,313,364
Provident Bankshares Corp.(2)                                                    52,632          561,583
Regions Financial Corp.                                                         176,300        1,955,167
Republic Bancorp, Inc., Cl. A(2)                                                  7,400          170,348
S&T Bancorp, Inc.                                                                12,200          416,020
Sandy Spring Bancorp, Inc.                                                        3,778           81,114
Santander BanCorp                                                                10,700          101,543
Simmons First National Corp.                                                      9,600          297,792
South Financial Group, Inc. (The)                                                59,500          345,695
Southside Bancshares, Inc.                                                        5,800          139,722
Sterling Bancorp                                                                 29,600          464,128
Sterling Financial Corp., Western US                                             18,300          155,367
Susquehanna Bancshares, Inc.(2)                                                  83,100        1,287,219
TCF Financial Corp.(2)                                                           20,300          360,122
Tompkins Financial Corp.                                                          8,500          416,500
Trustmark Corp.                                                                  12,120          248,702
UCBH Holdings, Inc.                                                              62,400          329,472
Umpqua Holdings Corp.(2)                                                         25,900          440,818
United Community Banks, Inc.(2)                                                  20,600          270,272
Webster Financial Corp.                                                          76,100        1,410,894
Wells Fargo & Co.                                                               101,200        3,445,860
WesBanco, Inc.                                                                   14,500          394,110
West Coast Bancorp                                                                4,187           36,511


                 11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
COMMERCIAL BANKS CONTINUED
Western Alliance Bancorp(1, 2)                                                   11,444   $      169,486
Whitney Holding Corp.                                                             6,900          131,100
Wintrust Financial Corp.                                                         23,700          606,720
Zions Bancorp                                                                     6,100          232,471
                                                                                          --------------
                                                                                              36,096,024
CONSUMER FINANCE--0.4%
Advance America Cash Advance Centers, Inc.                                        2,500            6,700
Advanta Corp., Cl. B                                                              1,102            4,981
AmeriCredit Corp.(1, 2)                                                          52,199          305,886
Capital One Financial Corp.                                                      19,500          762,840
Cash America International, Inc.                                                 50,200        1,775,574
Discover Financial Services                                                     313,000        3,834,250
EZCORP, Inc., Cl. A(1)                                                           46,900          742,896
First Cash Financial Services, Inc.(1)                                           33,100          508,747
First Marblehead Corp. (The)(2)                                                  23,476           39,909
Nelnet, Inc., Cl. A                                                              20,700          302,841
World Acceptance Corp.(1, 2)                                                     17,400          321,552
                                                                                          --------------
                                                                                               8,606,176
DIVERSIFIED FINANCIAL SERVICES--1.9%
Asset Acceptance Capital Corp.(1, 2)                                              8,100           65,691
Bank of America Corp.                                                           477,841       11,549,417
Citigroup, Inc.                                                                 341,902        4,666,962
Encore Capital Group, Inc.(1, 2)                                                 15,900          148,824
Financial Federal Corp.                                                          55,826        1,292,372
Interactive Brokers Group, Inc., Cl. A(1)                                        22,598          482,919
JPMorgan Chase & Co.                                                            374,452       15,446,145
MarketAxess Holdings, Inc.(1)                                                     2,200           12,584
NASDAQ OMX Group, Inc. (The)(1, 2)                                               30,400          986,784
NewStar Financial, Inc.(1)                                                        4,500           24,345
NYSE Euronext                                                                    78,200        2,360,076
PHH Corp.(1)                                                                     36,100          290,966
Pico Holdings, Inc.(1)                                                            2,400           60,096
                                                                                          --------------
                                                                                              37,387,181
INSURANCE--5.1%
Allied World Assurance Holdings Ltd.                                             60,800        1,949,856
American Equity Investment Life Holding Co.                                      71,100          321,372
American Financial Group, Inc.                                                  118,100        2,684,413
American National Insurance Co.                                                   2,100          143,388
American Physicians Capital, Inc.                                                12,200          499,102
Amerisafe, Inc.(1)                                                               34,600          596,504
AmTrust Financial Services, Inc.                                                 24,200          237,644
Arch Capital Group Ltd.(1)                                                       22,600        1,576,350
Aspen Insurance Holdings Ltd.                                                   100,900        2,316,664
Assured Guaranty Ltd.                                                            10,300          115,669
Axis Capital Holdings Ltd.                                                      127,500        3,631,200
Berkley (W.R.) Corp.                                                            112,400        2,952,748


                 12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
INSURANCE CONTINUED
Berkshire Hathaway, Inc., Cl. B(1)                                                2,528   $    9,707,520
Brown & Brown, Inc.                                                             120,500        2,472,660
Chubb Corp.                                                                     245,300       12,711,446
Cincinnati Financial Corp.                                                       82,600        2,146,774
Citizens, Inc.(1)                                                                 4,800           40,752
CNA Financial Corp.                                                             110,200        1,714,712
CNA Surety Corp.(1)                                                              14,400          199,440
Conseco, Inc.(1)                                                                150,600          280,116
Delphi Financial Group, Inc., Cl. A                                              16,679          262,694
EMC Insurance Group, Inc.                                                           700           17,122
Employers Holdings, Inc.                                                         45,540          581,090
Endurance Specialty Holdings Ltd.                                                59,700        1,805,328
Everest Re Group Ltd.                                                             9,900          739,530
FBL Financial Group, Inc., Cl. A                                                    858           14,981
Fidelity National Title Group, Inc., Cl. A                                      145,400        1,310,054
First American Corp.                                                             27,430          559,846
FPIC Insurance Group, Inc.(1)                                                    14,600          653,496
Genworth Financial, Inc., Cl. A                                                 206,900        1,001,396
Hanover Insurance Group, Inc.                                                    27,400        1,075,450
Harleysville Group, Inc.                                                         27,400          865,292
Hartford Financial Services Group, Inc. (The)                                    27,700          285,864
HCC Insurance Holdings, Inc.                                                     77,600        1,711,856
Hilltop Holdings, Inc.(1)                                                         3,100           29,140
Horace Mann Educators Corp.                                                      30,400          241,984
Infinity Property & Casualty Corp.                                               24,345          969,418
IPC Holdings Ltd.                                                                49,200        1,358,412
LandAmerica Financial Group, Inc.                                                23,465          231,130
Lincoln National Corp.                                                           40,600          699,944
Loews Corp.                                                                     167,502        5,562,741
Max Capital Group Ltd.                                                           58,000          925,100
Meadowbrook Insurance Group, Inc.                                                13,144           69,269
Montpelier Re Holdings Ltd.                                                      39,100          559,521
National Interstate Corp.                                                           500            8,750
Nationwide Financial Services, Inc., Cl. A                                       32,300        1,528,113
Navigators Group, Inc. (The)(1)                                                   3,600          181,836
NYMAGIC, Inc.                                                                       284            4,956
Odyssey Re Holdings Corp.                                                        56,146        2,214,398
OneBeacon Insurance Group Ltd.                                                   26,100          360,180
Partnerre Holdings Ltd.(2)                                                       31,000        2,098,390
Philadelphia Consolidated Holding Co.(1)                                         72,900        4,263,921
Phoenix Cos., Inc. (The)                                                         30,571          197,794
Platinum Underwriters Holdings Ltd.                                              56,800        1,802,832
PMA Capital Corp., Cl. A(1)                                                      18,310           84,592
Presidential Life Corp.                                                           3,700           34,706
ProAssurance Corp.(1)                                                            28,900        1,588,055
Protective Life Corp.                                                            45,600          380,760
Prudential Financial, Inc.                                                       78,600        2,358,000
Reinsurance Group of America, Inc.(2)                                             5,600          209,104


                 13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
INSURANCE CONTINUED
RenaissanceRe Holdings Ltd.                                                      27,600   $    1,266,840
RLI Corp.                                                                        14,514          832,958
Safety Insurance Group, Inc.                                                     24,800          942,152
Selective Insurance Group, Inc.                                                  58,000        1,377,500
StanCorp Financial Group, Inc.                                                   57,700        1,966,416
State Auto Financial Corp.                                                       12,200          321,348
Stewart Information Services Corp.                                                2,725           45,235
Transatlantic Holdings, Inc.                                                     22,700          972,695
Travelers Cos., Inc. (The)                                                      108,900        4,633,695
United America Indemnity Ltd., Cl. A(1)                                           4,200           50,316
United Fire & Casualty Co.                                                        1,400           32,438
Unitrin, Inc.                                                                    33,900          711,900
UnumProvident Corp.                                                              63,700        1,003,275
Wesco Financial Corp.                                                               400          131,996
Willis Group Holdings Ltd.                                                        1,300           34,112
Zenith National Insurance Corp.                                                  20,200          663,772
                                                                                          --------------
                                                                                             100,132,023
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Avatar Holdings, Inc.(1)                                                          1,800           61,110
Forestar Real Estate Group, Inc.(1)                                               2,500           21,875
                                                                                          --------------
                                                                                                  82,985
THRIFTS & MORTGAGE FINANCE--0.2%
Anchor BanCorp Wisconsin, Inc.(2)                                                 8,600           49,020
Bank Mutual Corp.                                                                48,800          562,664
BankFinancial Corp.                                                               1,621           19,760
Brookline Bancorp, Inc.                                                           9,400          109,980
Corus Bankshares, Inc.(2)                                                         5,000           11,000
Dime Community Bancshares, Inc.                                                  47,000          784,900
Doral Financial Corp.(1)                                                            954            8,920
First Place Financial Corp.                                                      13,500           92,745
Flagstar Bancorp, Inc.(2)                                                         8,100           15,390
Flushing Financial Corp.                                                         28,500          443,175
OceanFirst Financial Corp.                                                       10,100          167,559
Ocwen Financial Corp.(1, 2)                                                      31,346          210,018
PMI Group, Inc. (The)                                                            56,700          141,183
Provident Financial Services, Inc.                                               40,000          586,400
Provident New York Bancorp                                                       17,300          208,292
Radian Group, Inc.                                                               30,300          109,080
Tree.com, Inc.(1)                                                                 6,299           17,070
Trustco Bank Corp. NY                                                            18,800          228,796
                                                                                          --------------
                                                                                               3,765,952
HEALTH CARE--8.1%
BIOTECHNOLOGY--0.8%
Allos Therapeutics, Inc.(1)                                                      14,500          105,995
Amgen, Inc.(1)                                                                  131,600        7,881,524
Array BioPharma, Inc.(1)                                                          2,800           13,776
Celera Corp.(1)                                                                   1,600           18,096


                 14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
BIOTECHNOLOGY CONTINUED
Celldex Therapeutics, Inc.(1)                                                     3,000   $       23,250
Cubist Pharmaceuticals, Inc.(1)                                                  36,400          924,196
CV Therapeutics, Inc.(1)                                                         24,100          224,853
Dendreon Corp.(1)                                                                43,900          215,988
Emergent Biosolutions, Inc.(1)                                                   29,100          524,091
Enzon Pharmaceuticals, Inc.(1,2)                                                 56,100          278,817
Genentech, Inc.(1)                                                               34,500        2,861,430
Geron Corp.(1, 2)                                                                11,100           44,178
GTx, Inc.(1, 2)                                                                  13,800          194,856
Human Genome Sciences, Inc.(1)                                                   12,100           39,083
Ligand Pharmaceuticals, Inc., Cl. B(1)                                            3,000            6,210
MannKind Corp.(1, 2)                                                             22,936           86,239
Martek Biosciences Corp.(2)                                                      30,800          918,764
Momenta Pharmaceuticals, Inc.(1)                                                 32,000          291,520
Nabi Biopharmaceuticals, Inc.(1)                                                  5,206           20,408
PDL BioPharma, Inc.                                                              93,000          906,750
Progenics Pharmaceuticals, Inc.(1)                                               12,434          124,464
Seattle Genetics, Inc.(1)                                                           300            3,084
                                                                                          --------------
                                                                                              15,707,572
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Analogic Corp.                                                                   16,300          719,808
AngioDynamics, Inc.(1)                                                            8,800          110,880
Cardiac Science Corp.(1)                                                          1,694           15,805
ConMed Corp.(1)                                                                  16,500          432,300
CryoLife, Inc.(1)                                                                26,900          360,460
Cyberonics, Inc.(1)                                                              35,400          450,996
Datascope Corp.                                                                  12,400          622,108
Exactech, Inc.(1)                                                                15,100          305,020
Hill-Rom Holdings, Inc.(2)                                                       21,000          477,960
Invacare Corp.                                                                   19,500          354,705
IRIS International, Inc.(1)                                                       3,700           41,255
Kensey Nash Corp.(1)                                                             22,500          571,275
Merit Medical Systems, Inc.(1)                                                   34,300          627,690
Natus Medical, Inc.(1)                                                           21,700          332,010
Palomar Medical Technologies, Inc.(1)                                             3,800           43,472
Quidel Corp.(1)                                                                  32,700          516,987
Sirona Dental Systems, Inc.(1)                                                   25,100          400,847
Somanetics Corp.(1)                                                              21,300          399,375
SonoSite, Inc.(1)                                                                 7,400          155,918
Steris Corp.                                                                     19,900          677,396
Symmetry Medical, Inc.(1)                                                         8,500          109,820
Synovis Life Technologies, Inc.(1)                                               11,300          197,637
Teleflex, Inc.                                                                    1,800           95,382


                 15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
VNUS Medical Technologies, Inc.(1)                                               17,300   $      266,939
Zoll Medical Corp.(1)                                                            20,400          491,232
                                                                                          --------------
                                                                                               8,777,277
HEALTH CARE PROVIDERS & SERVICES--2.3%
Aetna, Inc.                                                                     400,200        9,952,974
Alliance Imaging, Inc.(1)                                                        27,300          222,495
Almost Family, Inc.(1)                                                            5,300          255,248
AMERIGROUP Corp.(1)                                                              46,620        1,165,500
AMN Healthcare Services, Inc.(1)                                                 32,200          289,478
Assisted Living Concepts, Inc.(1)                                                 5,900           29,323
Brookdale Senior Living, Inc.(2)                                                 29,400          253,428
Cardinal Health, Inc.                                                            16,200          618,840
Catalyst Health Solutions, Inc.(1)                                               23,300          393,071
Centene Corp.(1)                                                                 75,000        1,413,000
Chemed Corp.                                                                     34,900        1,528,271
CIGNA Corp.                                                                      57,000          929,100
CorVel Corp.(1)                                                                   6,300          168,966
Coventry Health Care, Inc.(1)                                                    44,587          588,103
Cross Country Healthcare, Inc.(1)                                                18,140          205,345
Enstar Group, Inc. (The)                                                            800           13,112
Gentiva Health Services, Inc.(1)                                                 18,500          502,275
Hanger Orthopedic Group, Inc.(1)                                                 41,600          693,056
Health Net, Inc.(1)                                                              85,559        1,102,000
Healthspring, Inc.(1)                                                            90,860        1,501,007
Healthways, Inc.(1)                                                               4,300           43,430
Kindred Healthcare, Inc.(1)                                                      48,783          706,866
Landauer, Inc.                                                                   10,400          562,224
LifePoint Hospitals, Inc.(1)                                                     66,800        1,601,196
Lincare Holdings, Inc.(1)                                                        41,930        1,104,856
MedCath Corp.(1)                                                                 11,452          176,590
Molina Healthcare, Inc.(1)                                                       29,200          650,284
National HealthCare Corp.                                                           500           20,505
Odyssey Healthcare, Inc.(1)                                                      36,900          353,871
Omnicare, Inc.                                                                   37,700        1,039,389
Owens & Minor, Inc.                                                              20,300          878,381
PharMerica Corp.(1)                                                              35,900          737,027
RehabCare Group, Inc.(1)                                                         31,776          544,323
Res-Care, Inc.(1)                                                                11,200          172,592
Skilled Healthcare Group, Inc., Cl. A(1)                                          5,300           65,084
UnitedHealth Group, Inc.                                                          2,450           58,139
Universal American Corp.(1)                                                      15,000          132,750
Universal Health Services, Inc., Cl. B                                           16,000          672,640
WellCare Health Plans, Inc.(1)                                                   29,200          705,764


                 16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
WellPoint, Inc.(1)                                                              322,700   $   12,543,349
                                                                                          --------------
                                                                                              44,593,852
HEALTH CARE TECHNOLOGY--0.0%
Computer Programs & Systems, Inc.                                                 5,341          147,892
Omnicell, Inc.(1)                                                                12,800          140,544
                                                                                          --------------
                                                                                                 288,436
LIFE SCIENCES TOOLS & SERVICES--0.3%
Albany Molecular Research, Inc.(1)                                               29,400          371,910
Applied Biosystems, Inc.                                                        110,600        3,409,798
eResearch Technology, Inc.(1)                                                    41,000          264,860
Life Sciences Research, Inc.(1)                                                   6,800          125,392
Luminex Corp.(1)                                                                  9,500          177,175
Medivation, Inc.(1, 2)                                                            3,700           69,449
Nektar Therapeutics(1)                                                           26,092          144,289
Pharmaceutical Product Development, Inc.                                          5,800          179,684
Thermo Fisher Scientific, Inc.(1)                                                25,200        1,023,120
Varian, Inc.(1)                                                                  23,500          865,975
                                                                                          --------------
                                                                                               6,631,652
PHARMACEUTICALS--4.2%
Abbott Laboratories                                                              24,400        1,345,660
Alpharma, Inc., Cl. A(1)                                                         37,600        1,177,256
BioMimetic Therapeutics, Inc.(1)                                                  2,400           19,632
Eli Lilly & Co.                                                                 105,800        3,578,156
Endo Pharmaceuticals Holdings, Inc.(1)                                          122,360        2,263,660
Forest Laboratories, Inc.(1)                                                     62,600        1,454,198
Johnson & Johnson                                                               426,800       26,179,912
K-V Pharmaceutical Co., Cl. A(1)                                                  3,900           66,300
King Pharmaceuticals, Inc.(1)                                                   347,700        3,056,283
Medicis Pharmaceutical Corp., Cl. A                                              84,200        1,201,534
Merck & Co., Inc.                                                               358,100       11,083,195
Noven Pharmaceuticals, Inc.(1)                                                   42,400          477,000
Pain Therapeutics, Inc.(1)                                                       16,900          154,466
Pfizer, Inc.                                                                  1,298,500       22,996,435
Pozen, Inc.(1, 2)                                                                10,500           64,785
Salix Pharmaceuticals Ltd.(1)                                                    12,190          112,148
Sepracor, Inc.(1)                                                               102,400        1,363,968
Vivus, Inc.(1)                                                                   10,600           64,554
Warner Chilcott Ltd., Cl. A(1)                                                   15,300          212,211
Watson Pharmaceuticals, Inc.(1)                                                 104,600        2,737,382
Wyeth                                                                            34,600        1,113,428
                                                                                          --------------
                                                                                              80,722,163
INDUSTRIALS--14.8%
AEROSPACE & DEFENSE--3.5%
Aerovironment, Inc.(1)                                                           10,100          362,792


                 17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
AEROSPACE & DEFENSE CONTINUED
American Science & Engineering, Inc.                                              4,000   $      251,600
Argon ST, Inc.(1)                                                                 9,100          189,826
Axsys Technologies, Inc.(1)                                                      12,200          805,566
BE Aerospace, Inc.(1)                                                           137,000        1,763,190
Boeing Co.                                                                      294,700       15,403,969
Ceradyne, Inc.(1)                                                                50,000        1,175,000
Cubic Corp.                                                                      50,695        1,127,964
Ducommun, Inc.                                                                   17,400          351,306
DynCorp International, Inc., Cl. A(1)                                             3,300           43,626
Esterline Technologies Corp.(1)                                                  52,500        1,892,625
Gencorp, Inc.(1)                                                                 23,800          116,620
General Dynamics Corp.                                                           81,400        4,910,048
Goodrich Corp.                                                                   36,100        1,319,816
Herley Industries, Inc.(1)                                                        1,748           23,248
L-3 Communications Holdings, Inc.                                                90,500        7,345,885
Ladish Co., Inc.(1)                                                               1,600           27,248
Northrop Grumman Corp.                                                          240,700       11,286,423
Precision Castparts Corp.                                                        38,600        2,501,666
Raytheon Co.                                                                    202,000       10,324,220
Spirit Aerosystems Holdings, Inc., Cl. A(1)                                      47,900          772,627
Stanley, Inc.(1)                                                                  7,600          260,376
Triumph Group, Inc.                                                              32,100        1,407,906
United Technologies Corp.                                                        89,700        4,929,912
                                                                                          --------------
                                                                                              68,593,459
AIR FREIGHT & LOGISTICS--0.1%
Hub Group, Inc., Cl. A(1)                                                        32,200        1,012,690
Pacer International, Inc.                                                        60,616          684,355
UTi Worldwide, Inc.                                                               6,900           81,144
                                                                                          --------------
                                                                                               1,778,189
AIRLINES--0.5%
Continental Airlines, Inc., Cl. B(1)                                             85,000        1,608,200
Hawaiian Holdings, Inc.(1)                                                       68,000          476,000
Republic Airways Holdings, Inc.(1)                                               73,519        1,099,109
SkyWest, Inc.                                                                    74,000        1,140,340
UAL Corp.                                                                       145,505        2,118,553
US Airways Group, Inc.(1)                                                       232,600        2,358,564
                                                                                          --------------
                                                                                               8,800,766
BUILDING PRODUCTS--0.4%
Aaon, Inc.                                                                       29,400          484,806
American Woodmark Corp.                                                           6,100          113,094
Ameron International Corp.                                                        9,300          437,100
Apogee Enterprises, Inc.                                                         15,300          150,858
Armstrong World Industries, Inc.                                                 11,200          219,856
Gibraltar Industries, Inc.                                                       59,247          785,023
Griffon Corp.(1)                                                                 43,486          367,022
Insteel Industries, Inc.(2)                                                      51,500          528,390


                 18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
BUILDING PRODUCTS CONTINUED
Lennox International, Inc.                                                       50,800   $    1,514,856
NCI Building Systems, Inc.(1, 2)                                                 47,590          885,650
Owens Corning, Inc.(1)                                                           35,517          558,682
Quanex Building Products Corp.                                                   61,994          567,865
Trex Co., Inc.(1)                                                                16,000          260,960
Universal Forest Products, Inc.                                                  25,800          610,170
                                                                                          --------------
                                                                                               7,484,332
COMMERCIAL SERVICES & SUPPLIES--2.3%
Acco Brands Corp.(1)                                                             65,598          184,986
Administaff, Inc.                                                                42,570          850,974
Allied Waste Industries, Inc.(1)                                                 16,800          175,056
American Ecology Corp.                                                           21,400          375,356
American Reprographics Co.(1)                                                    24,000          255,360
AMREP Corp.(1)                                                                    3,100           93,341
Bowne & Co., Inc.                                                                13,300          103,607
Brink's Co. (The)                                                                18,300          887,367
Casella Waste Systems, Inc., Cl. A(1)                                            16,200           81,648
CBIZ, Inc.(1, 2)                                                                 58,000          469,800
CDI Corp.                                                                        45,800          595,400
Cenveo, Inc.(1)                                                                  21,200          102,396
Clean Harbors, Inc.(1)                                                            8,100          531,117
Comfort Systems USA, Inc.                                                        47,200          440,376
Consolidated Graphics, Inc.(1)                                                   11,800          153,518
Copart, Inc.(1)                                                                   4,900          171,010
Cornell Corrections, Inc.(1)                                                     16,720          380,714
Corporate Executive Board Co. (The)                                              15,913          474,685
CoStar Group, Inc.(1, 2)                                                          6,700          241,334
Courier Corp.                                                                     2,000           34,820
CRA International, Inc.(1)                                                       15,900          430,254
Deluxe Corp.                                                                    101,060        1,228,890
EnergySolutions, Inc.                                                             4,900           22,099
Equifax, Inc.                                                                    41,400        1,079,712
Exponent, Inc.(1)                                                                19,200          565,056
First Advantage Corp., Cl. A(1)                                                   9,500          103,835
G&K Services, Inc., Cl. A                                                        18,600          420,174
Heidrick & Struggles International, Inc.                                         19,552          471,790
Hill International, Inc.(1)                                                      38,800          243,664
HNI Corp.(2)                                                                     66,100        1,210,952
Hudson Highland Group, Inc.(1)                                                   17,200           90,128
ICF International, Inc.(1)                                                        6,400          118,912
Ikon Office Solutions, Inc.                                                     117,830        2,030,211
Interface, Inc., Cl. A                                                           63,900          450,495
Kelly Services, Inc., Cl. A                                                      30,800          438,592
Kforce, Inc.(1)                                                                   9,814           77,236
Kimball International, Inc., Cl. B                                                1,200            8,940
Knoll, Inc.                                                                      55,900          808,314


                 19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Korn-Ferry International(1)                                                      73,200   $    1,016,748
Manpower, Inc.                                                                   68,300        2,126,179
McGrath Rentcorp                                                                  3,600           81,864
Miller (Herman), Inc.                                                           111,600        2,455,200
Mine Safety Appliances Co.                                                       11,300          305,100
Monster Worldwide, Inc.(1)                                                      175,500        2,499,120
MPS Group, Inc.(1)                                                              166,500        1,297,035
On Assignment, Inc.(1)                                                           28,200          183,300
Pitney Bowes, Inc.                                                               56,300        1,395,114
PRG-Schultz International, Inc.(1)                                                  900            3,816
R.R. Donnelley & Sons Co.                                                       145,600        2,412,592
Resources Connection, Inc.(1)                                                    55,900          969,306
Robert Half International, Inc.                                                 141,600        2,671,992
Schawk, Inc.                                                                     14,384          188,862
School Specialty, Inc.(1)                                                        20,400          428,400
Spherion Corp.(1)                                                                15,100           48,018
Standard Register Co. (The)                                                      43,100          350,403
Steelcase, Inc., Cl. A                                                          159,600        1,484,280
Sykes Enterprises, Inc.(1)                                                       26,400          421,344
Team, Inc.(1, 2)                                                                 17,900          497,083
TrueBlue, Inc.(1)                                                                58,600          488,138
United Stationers, Inc.(1)                                                       33,800        1,263,782
Viad Corp.                                                                       20,500          447,925
Waste Management, Inc.                                                          108,900        3,400,947
Waste Services, Inc.(1)                                                           2,900           17,342
Watson Wyatt & Co. Holdings                                                      34,300        1,456,721
                                                                                          --------------
                                                                                              44,312,730
CONSTRUCTION & ENGINEERING--0.7%
Aecom Technology Corp.(1)                                                        16,300          287,369
Baker (Michael) Corp.(1)                                                         20,042          477,601
Chicago Bridge & Iron Co. NV                                                     57,100          707,469
Dycom Industries, Inc.(1)                                                        92,700          823,176
EMCOR Group, Inc.(1)                                                            107,500        1,910,275
Fluor Corp.                                                                      97,100        3,877,203
Furmanite Corp.(1)                                                                2,900           23,200
Granite Construction, Inc.                                                       61,388        2,189,710
Insituform Technologies, Inc., Cl. A(1, 2)                                       30,300          406,929
Integrated Electrical Services, Inc.(1)                                           6,000           73,380
KBR, Inc.                                                                        69,800        1,035,832
MasTec, Inc.(1)                                                                  72,100          628,712
Northwest Pipe Co.(1, 2)                                                         10,300          295,919
Perini Corp.(1)                                                                  47,145          896,698
Pike Electric Corp.(1)                                                           41,300          361,375
                                                                                          --------------
                                                                                              13,994,848


                 20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
ELECTRICAL EQUIPMENT--1.2%
Acuity Brands, Inc.                                                              82,800   $    2,894,688
AZZ, Inc.(1)                                                                     20,100          586,518
Baldor Electric Co.                                                              72,004        1,264,390
Belden, Inc.                                                                     80,000        1,667,200
Brady Corp., Cl. A                                                               11,400          353,400
C&D Technologies, Inc.(1,2)                                                      28,600          100,100
Cooper Industries Ltd., Cl. A                                                    67,400        2,086,030
Emerson Electric Co.                                                             72,400        2,369,652
Encore Wire Corp.                                                                57,192        1,096,371
GrafTech International Ltd.(1)                                                  227,440        1,844,538
Hubbell, Inc., Cl. B                                                             23,000          825,010
Plug Power, Inc.(1)                                                               4,700            4,606
Powell Industries, Inc.(1)                                                       12,000          222,120
Rockwell Automation, Inc.                                                        45,200        1,250,684
Roper Industries, Inc.                                                           26,451        1,199,553
Smith (A.O.) Corp.                                                               37,000        1,167,350
Thomas & Betts Corp.(1)                                                          70,900        1,683,875
Vicor Corp.                                                                       4,600           32,154
Woodward Governor Co.                                                            78,000        2,503,800
                                                                                          --------------
                                                                                              23,152,039
INDUSTRIAL CONGLOMERATES--1.7%
3M Co.                                                                           63,300        4,070,190
General Electric Co.                                                          1,397,100       27,257,421
Raven Industries, Inc.                                                           19,700          634,143
Standex International Corp.                                                       6,560          169,314
Tredegar Corp.                                                                   27,258          401,238
                                                                                          --------------
                                                                                              32,532,306
MACHINERY--3.4%
3D Systems Corp.(1)                                                                 800            8,696
Altra Holdings, Inc.(1)                                                          15,200          135,888
Ampco-Pittsburgh Corp.                                                           19,740          466,654
Badger Meter, Inc.                                                               18,100          456,120
Barnes Group, Inc.                                                               17,000          246,670
Blount International, Inc.(1)                                                    51,700          449,273
Briggs & Stratton Corp.(2)                                                       45,100          710,776
Cascade Corp.                                                                     7,600          250,876
Caterpillar, Inc.                                                               155,900        5,950,703
Chart Industries, Inc.(1)                                                        16,100          219,282
CIRCOR International, Inc.                                                       21,000          643,650
Columbus McKinnon Corp.(1)                                                       28,691          402,822
Commercial Vehicle Group, Inc.(1)                                                10,400           13,832
Crane Co.                                                                        26,500          433,805
Cummins, Inc.                                                                   231,500        5,984,275
Deere & Co.                                                                      19,100          736,496
Dover Corp.                                                                     103,200        3,278,664
EnPro Industries, Inc.(1)                                                        40,700          903,947
Federal Signal Corp.                                                             59,742          508,404


                 21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
MACHINERY CONTINUED
Gardner Denver, Inc.(1)                                                          74,900   $    1,918,938
Gorman-Rupp Co. (The)                                                            21,100          663,595
Graco, Inc.                                                                      14,900          368,477
Graham Corp.(2)                                                                  11,400          239,400
Greenbrier Cos., Inc.                                                             6,400           52,800
Harsco Corp.                                                                     36,000          852,120
IDEX Corp.                                                                       95,700        2,218,326
Illinois Tool Works, Inc.                                                       117,300        3,916,647
Ingersoll-Rand Co. Ltd., Cl. A                                                  251,410        4,638,515
John Bean Technologies Corp.                                                     13,586          113,851
Joy Global, Inc.                                                                 38,500        1,115,730
K-Tron International, Inc.(1)                                                       200           18,798
Kadant, Inc.(1, 2)                                                               19,300          317,292
Kennametal, Inc.                                                                102,800        2,181,416
L.B. Foster Co., Cl. A(1)                                                         5,200          143,000
Lincoln Electric Holdings, Inc.                                                  44,500        1,920,175
Lydall, Inc.(1)                                                                  28,600          190,190
Manitowoc Co., Inc. (The)                                                        69,900          687,816
Met-Pro Corp.                                                                     4,700           54,896
Mueller Industries, Inc.                                                         60,300        1,379,061
Mueller Water Products, Inc., Cl. A(2)                                           48,400          338,800
NACCO Industries, Inc., Cl. A                                                     3,300          203,313
Navistar International Corp.(1)                                                  15,800          475,896
NN, Inc.                                                                         21,900          157,899
Nordson Corp.                                                                    40,500        1,495,665
Oshkosh Corp.                                                                   134,500        1,030,270
Parker-Hannifin Corp.                                                           240,050        9,306,739
Pentair, Inc.                                                                    15,900          439,476
Robbins & Myers, Inc.                                                            26,100          532,440
Sauer-Danfoss, Inc.                                                               1,328           13,612
Sun Hydraulics Corp.                                                             15,500          324,570
Tecumseh Products Co., Cl. A(1)                                                  27,910          516,893
Thermadyne Holdings Corp.(1)                                                      8,000           72,080
Timken Co.                                                                      112,700        1,789,676
Titan International, Inc.                                                        66,800          772,208
Toro Co. (The)(2)                                                                58,400        1,964,576
TriMas Corp.(1)                                                                     400            1,580
Trinity Industries, Inc.                                                         45,300          764,664
Twin Disc, Inc.                                                                   2,600           20,150
Wabash National Corp.                                                            30,836          186,249
Wabtec Corp.                                                                     26,000        1,033,760
Watts Water Technologies, Inc., Cl. A                                             6,500          171,795
Xerium Technologies, Inc.                                                        39,200          152,488
                                                                                          --------------
                                                                                              66,556,675
MARINE--0.1%
Alexander & Baldwin, Inc.                                                        20,100          641,190
American Commercial Lines, Inc.(1)                                               37,600          279,368


                 22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
MARINE CONTINUED
Excel Maritime Carriers Ltd.(2)                                                   7,700   $       88,088
Genco Shipping & Trading Ltd.(2)                                                 45,800          954,930
Horizon Lines, Inc., Cl. A                                                       15,137           70,993
Star Bulk Carriers Corp.(2)                                                      55,400          199,994
TBS International Ltd., Cl. A(1)                                                 44,100          377,496
Ultrapetrol Ltd. (Bahamas)(1)                                                     2,600           10,764
                                                                                          --------------
                                                                                               2,622,823
ROAD & RAIL--0.5%
Amerco(1)                                                                         1,700           76,942
Arkansas Best Corp.                                                              52,700        1,538,313
Avis Budget Group, Inc.(1)                                                      142,857          234,285
Celadon Group, Inc.(1)                                                           15,000          160,350
Hertz Global Holdings, Inc.(1)                                                  286,085        2,056,951
Marten Transport Ltd.(1)                                                         33,700          619,406
Norfolk Southern Corp.                                                           20,600        1,234,764
Old Dominion Freight Line, Inc.(1)                                               17,800          540,052
Ryder Systems, Inc.                                                               4,100          162,442
Werner Enterprises, Inc.(2)                                                      87,500        1,716,750
YRC Worldwide, Inc.(1, 2)                                                        69,600          318,768
                                                                                          --------------
                                                                                               8,659,023
TRADING COMPANIES & DISTRIBUTORS--0.4%
Applied Industrial Technologies, Inc.                                            57,300        1,156,887
Beacon Roofing Supply, Inc.(1, 2)                                                67,972          929,857
BlueLinx Holdings, Inc.                                                           6,400           17,216
DXP Enterprises, Inc.(1)                                                         13,000          181,480
H&E Equipment Services, Inc.(1)                                                  10,000           57,000
Houston Wire & Cable Co.                                                         35,400          407,808
Interline Brands, Inc.(1)                                                         4,644           49,412
MSC Industrial Direct Co., Inc., Cl. A                                           36,100        1,294,546
RSC Holdings, Inc.(1, 2)                                                         10,840           79,566
Rush Enterprises, Inc., Cl. A(1)                                                 35,474          332,391
TAL International Group, Inc.                                                     3,400           56,304
Textainer Group Holdings Ltd.                                                     6,000           66,180
United Rentals, Inc.(1, 2)                                                      142,641        1,462,070
W.W. Grainger, Inc.                                                               1,600          125,712
WESCO International, Inc.(1)                                                     87,375        1,737,015
                                                                                          --------------
                                                                                               7,953,444
TRANSPORTATION INFRASTRUCTURE--0.0%
CAI International, Inc.(1)                                                       26,700          211,464
INFORMATION TECHNOLOGY--23.5%
COMMUNICATIONS EQUIPMENT--2.8%
3Com Corp.(1)                                                                   152,297          415,771
Acme Packet, Inc.(1)                                                              8,000           37,920
ADTRAN, Inc.                                                                     42,610          647,672


                 23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
COMMUNICATIONS EQUIPMENT CONTINUED
Avanex Corp.(1)                                                                   8,973   $       27,816
Avocent Corp.(1)                                                                 74,400        1,117,488
BigBand Networks, Inc.(1)                                                         7,300           27,010
Black Box Corp.                                                                  10,497          319,214
Brocade Communications Systems, Inc.(1)                                         458,900        1,730,053
Ciena Corp.(1, 2)                                                                86,200          828,382
Cisco Systems, Inc.(1)                                                        1,538,300       27,335,591
Comtech Telecommunications Corp.(1)                                               6,000          290,520
Digi International, Inc.(1)                                                      11,225          114,944
EchoStar Holding Corp.(1)                                                        51,800        1,005,956
Emulex Corp.(1)                                                                 164,900        1,566,550
Extreme Networks, Inc.(1)                                                         8,855           16,293
F5 Networks, Inc.(1)                                                             99,400        2,467,108
Finisar Corp.(1)                                                                 36,700           22,387
Harris Corp.                                                                     10,100          363,095
Harris Stratex Networks, Inc., Cl. A(1)                                           7,800           51,714
InterDigital, Inc.(1)                                                            32,000          696,960
Ixia(1)                                                                          39,718          264,522
JDS Uniphase Corp.(1)                                                           319,600        1,745,016
Loral Space & Communications Ltd.(1)                                                400            4,600
Oplink Communications, Inc.(1)                                                    8,441           68,541
ParkerVision, Inc.(1, 2)                                                         24,882          124,659
Plantronics, Inc.                                                               105,400        1,521,976
Polycom, Inc.(1)                                                                 86,400        1,815,264
Powerwave Technologies, Inc.(1)                                                 267,649          254,267
QUALCOMM, Inc.                                                                  151,000        5,777,260
SeaChange International, Inc.(1)                                                 64,100          489,724
Symmetricom, Inc.(1)                                                                800            3,560
Tekelec, Inc.(1)                                                                 76,800          974,592
Tellabs, Inc.(1)                                                                530,000        2,247,200
UTStarcom, Inc.(1)                                                               19,998           47,595
ViaSat, Inc.(1)                                                                   4,400           80,168
                                                                                          --------------
                                                                                              54,501,388
COMPUTERS & PERIPHERALS--4.5%
3PAR, Inc.(1)                                                                    33,300          212,454
Adaptec, Inc.(1)                                                                100,600          322,926
Apple, Inc.(1)                                                                   79,200        8,521,128
Avid Technology, Inc.(1, 2)                                                      24,400          361,852
Compellent Technologies, Inc.(1)                                                  3,900           42,510
Dell, Inc.(1)                                                                   150,700        1,831,005
Electronics for Imaging, Inc.(1)                                                 52,700          558,620
EMC Corp.(1)                                                                    155,000        1,825,900
Hewlett-Packard Co.                                                             712,800       27,285,984


                 24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
COMPUTERS & PERIPHERALS CONTINUED
Hutchinson Technology, Inc.(1)                                                   15,639   $      106,971
Imation Corp.                                                                    37,300          459,536
International Business Machines Corp.                                           289,600       26,924,112
Lexmark International, Inc., Cl. A(1, 2)                                         82,000        2,118,060
NCR Corp.(1)                                                                    150,000        2,742,000
NetApp, Inc.(1)                                                                  43,100          583,143
Netezza Corp.(1)                                                                 43,250          419,525
Palm, Inc.(1)                                                                    49,556          197,728
QLogic Corp.(1)                                                                 146,600        1,762,132
SanDisk Corp.(1)                                                                180,500        1,604,645
Seagate Technology                                                              289,000        1,956,530
STEC, Inc.(1, 2)                                                                 58,000          319,000
Sun Microsystems, Inc.(1)                                                       461,100        2,121,060
Synaptics, Inc.(1, 2)                                                            61,200        1,890,468
Teradata Corp.(1)                                                                37,000          569,430
Western Digital Corp.(1)                                                        150,200        2,478,300
Xyratex Ltd.(1)                                                                  22,400          125,440
                                                                                          --------------
                                                                                              87,340,459
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Agilent Technologies, Inc.(1)                                                    76,600        1,699,754
Agilysys, Inc.                                                                    5,962           23,967
Amphenol Corp., Cl. A                                                            70,500        2,019,825
Anixter International, Inc.(1)                                                   24,100          810,001
Arrow Electronics, Inc.(1)                                                      121,100        2,113,195
Avnet, Inc.(1)                                                                  149,920        2,509,661
AVX Corp.                                                                        86,300          778,426
Benchmark Electronics, Inc.(1)                                                  122,600        1,469,974
Brightpoint, Inc.(1)                                                             25,800          148,608
Cogent, Inc.(1)                                                                  54,700          499,958
Cognex Corp.                                                                     39,800          637,596
Coherent, Inc.(1)                                                                41,700        1,055,010
CTS Corp.                                                                        52,240          365,158
Daktronics, Inc.                                                                 15,600          155,376
Dolby Laboratories, Inc., Cl. A(1)                                               22,184          700,349
DTS, Inc.(1)                                                                     25,200          520,380
Electro Scientific Industries, Inc.(1)                                            6,800           56,916
Gerber Scientific, Inc.(1)                                                        7,800           37,284
Ingram Micro, Inc., Cl. A(1)                                                    193,100        2,574,023
Insight Enterprises, Inc.(1)                                                     44,700          434,931
Itron, Inc.(1)                                                                    6,300          305,424
Jabil Circuit, Inc.                                                             247,100        2,078,111
Littlefuse, Inc.(1)                                                              20,200          376,932
Methode Electronics, Inc.                                                        62,900          477,411
Molex, Inc.                                                                     144,900        2,088,009


                 25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
MTS Systems Corp.                                                                16,600   $      539,168
Multi-Fineline Electronix, Inc.(1, 2)                                            25,000          292,000
National Instruments Corp.                                                       66,700        1,694,180
Newport Corp.(1)                                                                 28,800          207,072
OSI Systems, Inc.(1)                                                              7,700           88,550
Park Electrochemical Corp.                                                       21,100          456,182
PC Connection, Inc.(1)                                                            9,600           57,984
Plexus Corp.(1)                                                                  56,852        1,060,858
RadiSys Corp.(1)                                                                    900            5,733
Rofin-Sinar Technologies, Inc.(1)                                                13,101          292,021
Rogers Corp.(1)                                                                  14,400          433,440
Sanmina-SCI Corp.(1)                                                             42,400           31,800
ScanSource, Inc.(1)                                                               1,900           37,696
SYNNEX Corp.(1)                                                                  30,500          470,615
Tech Data Corp.(1)                                                               41,000          879,450
Technitrol, Inc.                                                                 45,400          261,958
Trimble Navigation Ltd.(1)                                                      107,100        2,203,047
TTM Technologies, Inc.(1)                                                        59,300          424,588
Tyco Electronics Ltd.                                                            93,100        1,809,864
Vishay Intertechnology, Inc.(1)                                                 201,690          869,284
Zygo Corp.(1)                                                                     1,300           11,167
                                                                                          --------------
                                                                                              36,062,936
INTERNET SOFTWARE & SERVICES--0.7%
Akamai Technologies, Inc.(1)                                                     59,500          855,610
Art Technology Group, Inc.(1)                                                    20,400           39,780
AsiaInfo Holdings, Inc.(1)                                                       40,100          440,699
Digital River, Inc.(1)                                                           47,400        1,174,572
EarthLink, Inc.(1)                                                               77,174          532,501
Google, Inc., Cl. A(1)                                                            4,495        1,615,323
IAC/InterActiveCorp(1)                                                           44,100          739,116
Interwoven, Inc.(1)                                                              51,700          651,937
j2 Global Communications, Inc.(1)                                                75,500        1,217,060
Knot, Inc. (The)(1)                                                               6,800           46,920
Limelight Networks, Inc.(1)                                                       1,600            3,808
LoopNet, Inc.(1, 2)                                                              18,995          143,792
Marchex, Inc., Cl. B(2)                                                          16,260          124,877
Move, Inc.(1)                                                                     6,200           10,416
National Information Consortium, Inc.                                            26,300          141,231
Open Text Corp.(1, 2)                                                            66,450        1,724,378
RealNetworks, Inc.(1)                                                            27,200          116,416
S1 Corp.(1)                                                                      88,800          556,776
Sohu.com, Inc.(1)                                                                29,600        1,626,224
SonicWALL, Inc.(1)                                                               13,500           60,480


                 26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
INTERNET SOFTWARE & SERVICES CONTINUED
Switch & Data Facilities Co.(1)                                                   4,000   $       37,680
United Online, Inc.                                                              25,700          190,180
ValueClick, Inc.(1)                                                              61,100          452,140
VeriSign, Inc.(1)                                                                57,500        1,219,000
Vignette Corp.(1)                                                                50,100          406,812
Vocus, Inc.(1)                                                                   16,600          279,378
WebMD Health Corp., Cl. A(1)                                                        500           11,175
                                                                                          --------------
                                                                                              14,418,281
IT SERVICES--1.1%
Acxiom Corp.                                                                     67,500          530,550
Affiliated Computer Services, Inc., Cl. A(1)                                     54,000        2,214,000
Broadridge Financial Solutions, Inc.                                            141,200        1,708,520
Cass Information Systems, Inc.                                                      200            6,950
CIBER, Inc.(1)                                                                  122,900          663,660
Computer Sciences Corp.(1)                                                       99,410        2,998,206
Convergys Corp.(1)                                                              161,600        1,242,704
CSG Systems International, Inc.(1)                                               84,300        1,401,909
DST Systems, Inc.(1)                                                             18,500          750,730
Exlservice Holdings, Inc.(1)                                                      6,000           43,800
Fidelity National Information Services, Inc.                                     64,216          969,019
Forrester Research, Inc.(1)                                                      18,600          521,730
Gartner, Inc.(1,2)                                                               76,600        1,409,440
Global Cash Access, Inc.(1)                                                      54,400          153,408
Hackett Group, Inc. (The)(1)                                                      4,400           13,112
Hewitt Associates, Inc.(1)                                                       40,500        1,129,545
iGate Corp.(1)                                                                   18,500          125,615
infoGROUP, Inc.                                                                   8,350           37,241
Integral Systems, Inc.(1)                                                        34,730          853,316
Mastech Holdings, Inc.(1)                                                           466              722
Maximus, Inc.                                                                    11,100          354,534
Ness Technologies, Inc.(1)                                                       18,500          136,715
NeuStar, Inc., Cl. A(1)                                                          24,300          478,710
Online Resources & Communications Corp.(1)                                        1,200            4,200
Perot Systems Corp., Cl. A(1)                                                    81,400        1,171,346
RightNow Technologies, Inc.(1)                                                   39,400          259,252
Sapient Corp.(1)                                                                 79,300          435,357
TeleTech Holdings, Inc.(1)                                                       54,800          495,392
Total System Services, Inc.                                                      62,900          864,246
Unisys Corp.(1)                                                                  95,600          145,312
Western Union Co.                                                                19,500          297,570
                                                                                          --------------
                                                                                              21,416,811
OFFICE ELECTRONICS--0.6%
Xerox Corp.                                                                   1,282,100       10,282,442


                 27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
OFFICE ELECTRONICS CONTINUED
Zebra Technologies Corp., Cl. A(1)                                               73,000   $    1,477,520
                                                                                          --------------
                                                                                              11,759,962
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.8%
Actel Corp.(1)                                                                   36,100          436,449
Advanced Analogic Technologies, Inc.(1)                                           2,700            8,127
Advanced Energy Industries, Inc.(1)                                              61,584          657,101
Altera Corp.                                                                    205,800        3,570,630
Amkor Technology, Inc.(1)                                                       243,820          989,909
Analog Devices, Inc.                                                            161,950        3,459,252
Applied Materials, Inc.                                                         860,200       11,105,182
Applied Micro Circuits Corp.(1)                                                  55,198          282,062
Atheros Communications, Inc.(1)                                                  34,700          623,559
Atmel Corp.(1)                                                                  335,550        1,392,533
ATMI, Inc.(1)                                                                    29,815          362,550
Broadcom Corp., Cl. A(1)                                                        129,500        2,211,860
Brooks Automation, Inc.(1)                                                       69,798          478,116
Cabot Microelectronics Corp.(1)                                                  48,900        1,404,897
Cirrus Logic, Inc.(1)                                                           105,300          604,422
Cohu, Inc.                                                                        1,293           18,283
Conexant Systems, Inc.(1)                                                        10,700           16,585
Cymer, Inc.(1)                                                                   35,200          861,344
DSP Group, Inc.(1)                                                                7,900           49,770
Entegris, Inc.(1)                                                               320,597          862,406
Exar Corp.(1)                                                                    22,934          153,199
Fairchild Semiconductor International, Inc., Cl. A(1)                           207,400        1,178,032
FEI Co.(1)                                                                        2,900           60,929
Integrated Device Technology, Inc.(1)                                           294,800        1,874,928
Intel Corp.                                                                   1,914,900       30,638,400
International Rectifier Corp.(1)                                                  7,000          108,080
Intersil Corp., Cl. A                                                           151,800        2,078,142
IXYS Corp.                                                                       13,400          106,396
KLA-Tencor Corp.                                                                112,700        2,620,275
Kulicke & Soffa Industries, Inc.(1)                                              25,100           73,794
Lattice Semiconductor Corp.(1)                                                  231,200          434,656
Linear Technology Corp.                                                          49,600        1,124,928
LSI Corp.(1)                                                                    601,900        2,317,315
Marvell Technology Group Ltd.(1)                                                318,200        2,214,672
Mattson Technology, Inc.(1)                                                       9,200           24,104
MEMC Electronic Materials, Inc.(1)                                               65,140        1,197,273
Micrel, Inc.                                                                    156,969        1,153,722
Microsemi Corp.(1)                                                               13,400          291,316
MKS Instruments, Inc.(1)                                                        111,800        2,073,890
Monolithic Power Systems, Inc.(1)                                                26,700          453,633
National Semiconductor Corp.                                                     77,100        1,015,407


                 28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Netlogic Microsystems, Inc.(1, 2)                                                18,680   $      394,522
Novellus Systems, Inc.(1)                                                        62,200          982,760
NVIDIA Corp.(1)                                                                 166,144        1,455,421
OmniVision Technologies, Inc.(1)                                                 43,500          351,915
Pericom Semiconductor Corp.(1)                                                   42,300          329,940
PMC-Sierra, Inc.(1)                                                             194,700          911,196
RF Micro Devices, Inc.(1)                                                       134,500          267,655
Rudolph Technologies, Inc.(1)                                                     6,900           23,115
Semtech Corp.(1)                                                                164,390        1,992,407
Silicon Image, Inc.(1)                                                          158,385          723,819
Silicon Laboratories, Inc.(1)                                                    26,200          680,152
Silicon Storage Technology, Inc.(1)                                              17,982           56,643
Spansion, Inc., Cl. A(1)                                                         10,300            6,386
Supertex, Inc.(1)                                                                14,638          353,069
Techwell, Inc.(1)                                                                 3,900           34,164
Teradyne, Inc.(1)                                                               300,200        1,531,020
Texas Instruments, Inc.                                                         920,900       18,012,804
Ultratech, Inc.(1)                                                               53,800          811,304
Varian Semiconductor Equipment Associates, Inc.(1)                               19,400          380,628
Veeco Instruments, Inc.(1)                                                       17,100          132,354
Verigy Ltd.(1)                                                                   44,800          649,600
Volterra Semiconductor Corp.(1)                                                  38,200          360,608
Xilinx, Inc.                                                                     88,100        1,622,802
Zoran Corp.(1)                                                                   26,200          213,268
                                                                                          --------------
                                                                                             112,865,680
SOFTWARE--6.1%
Amdocs Ltd.(1)                                                                  141,100        3,183,216
Ansys, Inc.(1)                                                                   31,600          904,708
Aspen Technology, Inc.(1)                                                        49,620          388,525
Autodesk, Inc.(1)                                                               128,200        2,731,942
BMC Software, Inc.(1)                                                            22,700          586,114
Bottomline Technologies, Inc.(1)                                                 11,100           87,468
CA, Inc.                                                                        310,600        5,528,680
Cadence Design Systems, Inc.(1)                                                 351,100        1,428,977
Check Point Software Technologies Ltd.(1)                                       117,700        2,379,894
Citrix Systems, Inc.(1)                                                          64,200        1,654,434
Compuware Corp.(1)                                                              359,700        2,294,886
Concur Technologies, Inc.(1)                                                     23,600          595,428
DemandTec, Inc.(1)                                                                2,500           18,025
EPIQ Systems, Inc.(1)                                                            41,000          557,190
FactSet Research Systems, Inc.                                                   14,600          566,334
Fair Isaac Corp.                                                                 86,600        1,350,094
Henry (Jack) & Associates, Inc.                                                  18,100          344,081


                 29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
SOFTWARE CONTINUED
i2 Technologies, Inc.(1)                                                          1,300   $       18,525
Intuit, Inc.(1)                                                                 109,500        2,744,070
JDA Software Group, Inc.(1)                                                      56,200          802,536
Kenexa Corp.(1)                                                                  20,250          180,428
Manhattan Associates, Inc.(1)                                                    25,300          425,293
Mentor Graphics Corp.(1)                                                         23,924          175,602
MICROS Systems, Inc.(1)                                                          20,840          354,905
Microsoft Corp.                                                               2,063,646       46,081,215
MicroStrategy, Inc., Cl. A(1)                                                    11,800          464,566
MSC.Software Corp.(1)                                                             5,300           45,580
Net 1 UEPS Technologies, Inc.(1)                                                 72,200        1,010,800
Nuance Communications, Inc.(1)                                                   78,700          720,105
Oracle Corp.(1, 2)                                                              869,300       15,899,497
Parametric Technology Corp.(1)                                                   69,220          899,168
Pegasystems, Inc.                                                                 9,000          117,720
Phoenix Technologies Ltd.(1)                                                      2,600           11,492
Progress Software Corp.(1)                                                       24,400          559,736
Quest Software, Inc.(1)                                                          73,900          979,175
Secure Computing Corp.(1)                                                        78,300          443,178
Smith Micro Software, Inc.(1)                                                     7,900           49,375
SPSS, Inc.(1)                                                                    18,300          427,488
Sybase, Inc.(1)                                                                 100,900        2,686,967
Symantec Corp.(1)                                                             1,001,400       12,597,612
Symyx Technologies, Inc.(1)                                                       2,500           11,025
Synchronoss Technologies, Inc.(1)                                                 9,900           76,923
Synopsys, Inc.(1)                                                               121,800        2,226,504
Take-Two Interactive Software, Inc.                                              35,400          419,844
TIBCO Software, Inc.(1)                                                         347,300        1,788,595
Wind River Systems, Inc.(1)                                                     123,600        1,080,264
                                                                                          --------------
                                                                                             117,898,184
MATERIALS--5.9%
CHEMICALS--2.0%
American Vanguard Corp.                                                           3,100           45,353
Ashland, Inc.                                                                    77,100        1,741,689
Balchem Corp.                                                                     5,400          138,024
Calgon Carbon Corp.(1)                                                           45,600          607,392
Celanese Corp., Series A                                                         41,475          574,844
CF Industries Holdings, Inc.                                                     32,500        2,086,175
Chemtura Corp.                                                                  257,200          444,956
Cytec Industries, Inc.                                                           35,400        1,002,528
Dow Chemical Co. (The)                                                           81,700        2,178,939
Eastman Chemical Co.                                                             22,700          916,853
Ferro Corp.                                                                      39,600          613,008
FMC Corp.                                                                         1,000           43,540
Fuller (H.B.) Co.                                                                80,400        1,420,668


                 30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
CHEMICALS CONTINUED
Hercules, Inc.                                                                  161,400   $    2,713,134
Innophos Holdings, Inc.                                                          20,800          556,400
Innospec, Inc.                                                                   20,892          182,805
Koppers Holdings, Inc.                                                           21,400          509,106
LSB Industries, Inc.(1)                                                          13,500          110,970
Minerals Technologies, Inc.                                                      27,100        1,538,196
Monsanto Co.                                                                     49,500        4,404,510
Mosaic Co. (The)                                                                134,580        5,303,798
Nalco Holding Co.                                                                60,300          851,436
NewMarket Corp.                                                                  13,000          489,970
NOVA Chemicals Corp.(2)                                                          54,100          711,415
Olin Corp.                                                                       69,600        1,263,936
PolyOne Corp.(1)                                                                 87,700          416,575
Quaker Chemical Corp.                                                            22,200          424,686
Rockwood Holdings, Inc.(1)                                                        3,500           43,225
RPM International, Inc.                                                          78,300        1,111,860
Schulman (A.), Inc.                                                              27,300          488,943
Scotts Miracle-Gro Co. (The), Cl. A                                              20,600          538,072
Spartech Corp.                                                                   22,700          144,372
Stepan Co.                                                                        8,100          290,223
Terra Industries, Inc.                                                           81,910        1,801,201
Valhi, Inc.(2)                                                                    6,200           88,784
Valspar Corp. (The)                                                              93,200        1,905,940
Westlake Chemical Corp.(2)                                                       19,900          362,777
Zep, Inc.                                                                        34,300          722,015
Zoltek Cos., Inc.(1, 2)                                                          13,800          162,702
                                                                                          --------------
                                                                                              38,951,020
CONSTRUCTION MATERIALS--0.1%
Headwaters, Inc.(1, 2)                                                            97,030        1,028,518
CONTAINERS & PACKAGING--0.6%
Greif, Inc., Cl. A                                                                8,100          328,698
Myers Industries, Inc.                                                           15,600          164,892
Owens-Illinois, Inc.(1)                                                         106,200        2,429,856
Packaging Corp. of America                                                       23,400          393,822
Rock-Tenn Co., Cl. A                                                             65,130        1,980,603
Sealed Air Corp.                                                                110,200        1,864,584
Smurfit-Stone Container Corp.(1)                                                151,600          204,660
Sonoco Products Co.                                                             105,200        2,648,936
Temple-Inland, Inc.                                                             158,500          939,905
                                                                                          --------------
                                                                                              10,955,956
METALS & MINING--3.0%
A. M. Castle & Co.                                                               28,200          343,194
AK Steel Holding Corp.                                                          102,130        1,421,650
Alcoa, Inc.                                                                     731,113        8,415,111
Allegheny Technologies, Inc.                                                     37,000          981,980
Brush Engineered Materials, Inc.(1)                                              11,300          138,651
Carpenter Technology Corp.                                                       51,900          939,390


                 31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
METALS & MINING CONTINUED
Century Aluminum Co.(1)                                                          81,704   $    1,027,019
Commercial Metals Co.                                                            60,178          667,976
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                     306,000        8,904,600
General Steel Holdings, Inc.(1, 2)                                                8,900           42,186
Haynes International, Inc.(1)                                                    11,800          298,658
Kaiser Aluminum Corp.                                                            22,500          755,100
Nucor Corp.                                                                     381,500       15,454,565
Olympic Steel, Inc.                                                              24,741          565,579
Reliance Steel & Aluminum Co.                                                    62,700        1,570,008
RTI International Metals, Inc.(1, 2)                                             78,356        1,237,241
Schnitzer Steel Industries, Inc.(2)                                              56,600        1,524,238
Southern Copper Corp.(2)                                                        705,700       10,274,992
Sutor Technology Group Ltd.(1)                                                      900            1,935
United States Steel Corp.                                                        48,755        1,798,084
Universal Stainless & Alloy Products, Inc.(1)                                     2,200           40,546
Worthington Industries, Inc.(2)                                                 138,100        1,666,867
                                                                                          --------------
                                                                                              58,069,570
PAPER & FOREST PRODUCTS--0.2%
Buckeye Technologies, Inc.(1)                                                    25,800          151,962
Deltic Timber Corp.                                                              10,000          455,500
Domtar Corp.(1)                                                                 250,200          620,496
Glatfelter                                                                       44,700          460,857
International Paper Co.                                                         114,900        1,978,578
Louisiana-Pacific Corp.                                                          26,700          128,160
MeadWestvaco Corp.                                                               28,700          402,661
Mercer International, Inc.(1)                                                    13,600           38,080
Neenah Paper, Inc.                                                               12,800          115,584
Schweitzer-Mauduit International, Inc.                                            2,800           46,816
Verso Paper Corp.                                                                 4,600            7,130
Wausau Paper Corp.                                                               47,100          436,146
                                                                                          --------------
                                                                                               4,841,970
TELECOMMUNICATION SERVICES--2.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                                                    1,007,500       26,970,775
Atlantic Tele-Network, Inc.                                                      10,900          265,197
Cbeyond, Inc.(1)                                                                  8,500          102,170
CenturyTel, Inc.                                                                  4,365          109,605
Cincinnati Bell, Inc.(1)                                                        113,800          271,982
Cogent Communications Group, Inc.(1, 2)                                          19,900           95,122
Embarq Corp.                                                                     92,600        2,778,000
General Communication, Inc., Cl. A(1)                                             8,100           62,208
Global Crossing Ltd.(1)                                                           9,100           60,606
Iowa Telecommunications Services, Inc.                                           51,296          775,596
NTELOS Holdings Corp.                                                            41,200        1,071,200
PAETEC Holding Corp.(1)                                                          14,200           12,780
Premiere Global Services, Inc.(1)                                                99,000          985,050


                 32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Qwest Communications International, Inc.(2)                                     459,600   $    1,314,456
Shenandoah Telecommunications Co.                                                 1,300           31,161
tw telecom, Inc.(1)                                                              75,300          533,124
Verizon Communications, Inc.                                                    274,200        8,135,514
Windstream Corp.                                                                 90,700          681,157
                                                                                          --------------
                                                                                              44,255,703
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Centennial Communications Corp.(1)                                              202,700          721,612
iPCS, Inc.(1)                                                                    24,912          406,564
NII Holdings, Inc.(1)                                                            56,800        1,463,168
Sprint Nextel Corp.(2)                                                        1,049,800        3,285,874
Syniverse Holdings, Inc.(1)                                                      89,865        1,689,462
Telephone & Data Systems, Inc.                                                   83,900        2,252,715
United States Cellular Corp.(1)                                                  24,800          950,088
USA Mobility, Inc.                                                               16,852          162,622
                                                                                          --------------
                                                                                              10,932,105
UTILITIES--0.5%
ELECTRIC UTILITIES--0.1%
Duke Energy Corp.                                                                79,200        1,297,296
FirstEnergy Corp.                                                                 6,800          354,688
UIL Holdings Corp.(2)                                                             8,200          270,600
UniSource Energy Corp.                                                            2,800           77,224
                                                                                          --------------
                                                                                               1,999,808
ENERGY TRADERS--0.1%
Mirant Corp.(1)                                                                  61,000        1,068,720
Reliant Energy, Inc.(1)                                                         208,070        1,092,368
                                                                                          --------------
                                                                                               2,161,088
GAS UTILITIES--0.1%
Laclede Group, Inc. (The)                                                        21,900        1,145,808
Southwest Gas Corp.                                                               2,500           65,300
WGL Holdings, Inc.                                                               32,900        1,059,051
                                                                                          --------------
                                                                                               2,270,159
MULTI-UTILITIES--0.2%
Avista Corp.                                                                     53,400        1,060,524
CH Energy Group, Inc.                                                             6,600          272,118
Integrys Energy Group, Inc.(2)                                                   39,300        1,873,431
                                                                                          --------------
                                                                                               3,206,073
WATER UTILITIES--0.0%
American States Water Co.                                                         2,700           92,367
Cascal NV                                                                         5,300           35,086
SJW Corp.                                                                        15,500          430,898
                                                                                          --------------
                                                                                                 558,351
                                                                                          --------------
Total Common Stocks (Cost $2,461,018,531)                                                  1,926,818,569
INVESTMENT COMPANIES--0.5%
Capital Southwest Corp.                                                             200           20,400


                 33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                               SHARES          VALUE
                                                                             ----------   --------------
Oppenheimer Institutional Money Market Fund, Cl. E, 2.95%(3, 4)              10,336,658   $   10,336,658
                                                                                          --------------
Total Investment Companies (Cost $10,360,153)                                                 10,357,058
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $2,471,378,684)                                   1,937,175,627
--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--4.5%(5)
OFI Liquid Assets Fund, LLC, 3.10%(3, 4) (Cost $86,860,334)                  86,860,334       86,860,334

--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,558,239,018)                                  104.2%  2,024,035,961
LIABILITIES IN EXCESS OF OTHER ASSETS                                              (4.2)     (80,822,584)
                                                                             ----------   --------------
NET ASSETS                                                                        100.0%  $1,943,213,377
                                                                             ==========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Partial or fully-loaned security. See accompanying Notes.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES        GROSS        GROSS           SHARES
                                                    JULY 31, 2008   ADDITIONS    REDUCTIONS   OCTOBER 31, 2008
                                                    -------------  -----------  ------------  ----------------
OFI Liquid Assets Fund, LLC                          188,263,600   357,197,911   458,601,177     86,860,334
Oppenheimer Institutional Money Market Fund, Cl. E     5,173,202   122,817,473   117,654,017     10,336,658

                                                        VALUE       INCOME
                                                     -----------   --------
OFI Liquid Assets Fund, LLC                          $86,860,334   $867,840(a)
Oppenheimer Institutional Money Market Fund, Cl. E    10,336,658     51,311
                                                     -----------   --------
                                                     $97,196,992   $919,151
                                                     ===========   ========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(4.) Rate shown is the 7-day yield as of October 31, 2008.

(5.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                                 INVESTMENTS     OTHER FINANCIAL
VALUATION DESCRIPTION                           IN SECURITIES      INSTRUMENTS*
---------------------                          ---------------   ---------------
Level 1--Quoted Prices                          $2,024,035,239         $--
Level 2--Other Significant Observable Inputs               722          --
Level 3--Significant Unobservable Inputs                    --          --
                                                --------------         ---
   Total                                        $2,024,035,961         $--
                                                ==============         ===


                 34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


                 35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters


                 36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of October 31, 2008, the Fund had on loan securities valued at $86,723,718. Collateral of $86,860,334 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,581,572,574
                                 ==============
Gross unrealized appreciation    $  121,293,416
Gross unrealized depreciation      (678,830,029)
                                 --------------
Net unrealized depreciation      $ (557,536,613)
                                 ==============


                 37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund


By: /s/ John V.Murphy
    --------------------------------
    John V.Murphy
    Principal Executive Officer

Date: 12/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/12/2008


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/12/2008